UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

Ionic Inflation Protection ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Ionic Inflation Protection ETF Ticker: CPII (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Ionic Inflation Protection ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.cpiietf.com. You can also request this information by contacting us at (866) 214-2234 or by contacting the Fund at Ionic Inflation Protection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This report describes changes to the Fund.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$37	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$12,264
Number of Holdings	11
Portfolio Turnover	37%

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities including unrealized appreciation on inflation swaps.

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
United States Treasury Inflation Indexed Bonds, 0.25%, 01/15/2025	11.4
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2025	11.5
United States Treasury Inflation Indexed Bonds, 0.38%, 07/15/2025	1.9
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2025	12.3
United States Treasury Inflation Indexed Bonds, 0.63%, 01/15/2026	12.3
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2026	10.9
United States Treasury Inflation Indexed Bonds, 0.13%, 07/15/2026	12.0
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2026	12.4
5-Year Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0%	1.05
5-Year Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0%	1.02

How has the Fund changed?

This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented.

The Board of Trustees of Tidal ETF Trust has approved an Agreement and Plan of Reorganization and Termination between the Trust, (the “Plan of Reorganization”) providing for the reorganization of the Fund, a series of the Trust, into the American Beacon Ionic Inflation Protection ETF (the “Acquiring Fund”), a series of American Beacon Select Funds. The Plan of Reorganization was subsequently approved by the written consent of shareholders owning a majority of the Fund’s outstanding shares. Following the Reorganization, Ionic will continue serving as the investment sub-adviser to the Acquiring Fund, with responsibility for determining the securities purchased and sold by the Acquiring Fund. American Beacon Advisors, Inc. will serve as investment adviser to the Acquiring Fund. The Acquiring Fund will be managed in accordance with the same investment objectives and substantially similar principal investment strategies as the Fund. The Reorganization is expected to occur on or after March 7, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.cpiietf.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2024 (Unaudited)

Tidal ETF Trust

Ionic Inflation Protection ETF	| CPII	| NYSE Arca, Inc.

Ionic Inflation Protection ETF

Consolidated Schedule of Investments	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 95.0%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$1,528,431	$1,517,203
0.13%, 04/15/2025	1,523,400	1,502,398
0.38%, 07/15/2025	1,493,381	1,474,959
0.13%, 10/15/2025 (a)(d)	1,516,538	1,488,637
0.63%, 01/15/2026	1,368,560	1,342,676
0.13%, 04/15/2026	1,454,836	1,413,326
0.13%, 07/15/2026	1,552,297	1,510,416
0.13%, 10/15/2026	1,440,013	1,395,486
TOTAL U.S. TREASURY SECURITIES (Cost $11,638,892)		11,645,101

PURCHASED OPTIONS - 2.0%(c)	Notional Amount	Contracts	Value
Interest Rate Swaptions - 2.0%
5-Year Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 4.70%	$13,000,000	13,000,000	$129,311
5-Year Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 4.70%	12,000,000	12,000,000	119,364
TOTAL PURCHASED OPTIONS (Cost $335,150)			248,675

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.78% (b)	202,251	202,251
TOTAL SHORT-TERM INVESTMENTS (Cost $202,251)		202,251

TOTAL INVESTMENTS - 98.6% (Cost $12,176,293)		12,096,027
Other Assets in Excess of Liabilities - 1.4%		167,710
TOTAL NET ASSETS - 100.0%		$12,263,737

SOFR – Secured Overnight Financing Rate

Percentages are stated as a percent of net assets.

(a)	All or a portion of the investment is a holding of Ionic Cayman Subsidiary.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(c)	100 shares per contract.

(d)	All or a portion of this security is held at the broker in connection with swaps. As of October 31, 2024, the value of this security amounts to $1,250,455 or 10.2% of net assets.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Inflation Swaps	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

Reference Entity	Centeral Clearing Party	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
US CPI Urban Consumers NSA
Index(a)	LCH Group	Receive	2.34%	Termination	01/08/2029	$12,500,000	$101,575	$2,542	$99,033
							$101,575	$2,542	$99,033

(a)	All or a portion of the investment is a holding of Ionic Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Statement of Assets and Liabilities	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$12,096,027
Receivable for swap contracts	99,033
Deposit at broker for other investments	66,819
Interest receivable	6,882
Swap premiums paid	2,542
Total assets	12,271,303

LIABILITIES:
Payable to adviser (Note 4)	7,240
Interest payable	326
Total liabilities	7,566
NET ASSETS	$12,263,737

NET ASSETS CONSISTS OF:
Paid-in capital	$12,446,682
Total accumulated losses	(182,945)
Total net assets	$12,263,737

Net assets	$12,263,737
Shares issued and outstanding(a)	625,000
Net asset value per share	$19.62

COST:
Investments, at cost	$12,176,293

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	3

Consolidated Statement of Operations	Ionic Inflation Protection ETF

For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$350,255
Other income	38
Total investment income	350,293

EXPENSES:
Investment advisory fee (Note 4)	46,737
Swap accretion and amortization	306
Interest expense	3,148
Total expenses	50,191
NET INVESTMENT INCOME	300,102

REALIZED AND UNREALIZED LOSS

Net realized loss from:
Investments	(10,592)
Swap contracts	(2,360)
Net realized loss	(12,952)
Net change in unrealized depreciation on:

Investments	(280,498)
Swap contracts	(81,750)
Net change in unrealized depreciation	(362,248)
Net realized and unrealized loss	(375,200)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(75,098)

The accompanying notes are an integral part of these financial statements.	4

Consolidated Statements of Changes in Net Assets	Ionic Inflation Protection ETF

	Period ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
OPERATIONS:
Net investment income	$300,102	$484,949
Net realized gain/(loss)	(12,952)	34,534
Net change in unrealized appreciation/(depreciation)	(362,248)	428,198
Net increase/(decrease) in net assets from operations	(75,098)	947,681

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(247,500)	(671,973)
Total distributions to shareholders	(247,500)	(671,973)

CAPITAL TRANSACTIONS:
Subscriptions	—	4,433,127
Redemptions	(1,919,111)	—
ETF transaction fees (Note 7)	920	5,358
Net increase (decrease) in net assets from capital transactions	(1,918,191)	4,438,485

NET INCREASE (DECREASE) IN NET ASSETS	(2,240,818)	4,714,193

NET ASSETS:
Beginning of the period	14,504,555	9,790,362
End of the period	$12,263,737	$14,504,555

SHARES TRANSACTIONS
Subscriptions	—	225,000
Redemptions	(100,000)	—
Total increase/(decrease) in shares outstanding	(100,000)	225,000

The accompanying notes are an integral part of these financial statements.	5

Consolidated Financial Highlights	Ionic Inflation Protection ETF

For a share outstanding throughout the periods presented

	Period ended October 31, 2024 (Unaudited)	Year ended April 30, 2024	Period ended April 30, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.01	$19.58	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.44	0.82	0.69
Net realized and unrealized gain (loss) on investments(c)	(0.48)	0.71	(0.55)
Total from investment operations	(0.04)	1.53	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(1.11)	(0.49)
Return of capital	–	–	(0.08)
Total distributions	(0.35)	(1.11)	(0.57)

ETF transaction fees per share	0.00 (d)	0.01	0.01
Net asset value, end of period	$19.62	$20.01	$19.58

TOTAL RETURN(e)	-0.15%	8.16%	0.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,264	$14,505	$9,790
Ratio of expenses to average net assets(f)	0.75%	0.71%	0.74%
Ratio of interest and swap accretion and amortization expenses to average net assets(f)	0.05%	0.01%	0.04%
Ratio of operational expenses to average net assets excluding interest and swap accretion and amortization expense (f)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets(f)	4.49%	4.19%	4.18%
Portfolio turnover rate(e)(g)	37%	336%	339%

(a)	Inception date of the Fund was June 28, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	6

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Ionic Inflation Protection ETF (the “Fund”) is an actively-managed and non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) are registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Ionic Capital Management LLC (the “Sub-Adviser” or “Ionic”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 28, 2022.

The investment objective of the Fund is to seek capital appreciation in elevated and rising inflationary environments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Designee.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Ionic Inflation Protection ETF
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Securities	$—	$11,645,101	$—	$11,645,101
Purchased Options	—	248,675	—	248,675
Money Market Funds	202,251	—	—	202,251
Total Assets	$202,251	$11,893,776	$—	$12,096,027

Other Financial Instruments (a):
Assets Inflation Swaps	$—	$99,033	$—	$99,033
Total Assets	$—	$99,033	$—	$99,033

(a)	Other Financial Instruments are inflation swap agreements not reflected in the Consolidated Schedule of Investments, which are reflected at its unrealized gain (loss).

B.	Derivative Investments. Inflation swaps are essentially the same as interest rate swaps, except that the parties pay each other based on inflation changes. The Fund will generally enter into inflation swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly) or only on the expiration date. Further, the Fund will generally enter into inflation swaps only when the Sub-Adviser seeks to hedge the Fund’s swaption exposure. A swaption is an option on a swap agreement that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. The Fund expects to focus on so-called “payer swaptions”, which give the owner (the Fund) the right to pay fixed-rate payments and, in exchange, receive floating rate payments. Like interest rate swaps, inflation swaps and swaptions are derivative instruments that can be traded over the counter and may be centrally cleared.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on swaps. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax -related purposes and to effect closing transactions. The following table shows the effects of derivative instruments on the consolidated financial statements.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2024:

	Asset Derivatives as of
	October 31, 2024
Derivative Instruments	Balance Sheet Location	Fair Value
Inflation Contracts – Swaps(a)	Swap premiums paid	$2,542
	Receivable for swap contracts	$99,033
Interest Rate Contracts – Swaptions	Investments, at value	$248,675

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended October 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Inflation Contracts – Swaps(a)	Realized and Unrealized Loss	$(2,360)	$(81,750)
Interest Rate Contracts – Swaptions	Realized and Unrealized Loss	$40,150	$(333,000)

(a)	The investment is a holding of Ionic Cayman Subsidiary, a wholly-owned subsidiary of the Fund.

C.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Ionic Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in inflation swaps that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in inflation swaps; however, the Subsidiary will comply with the 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The net assets of the Fund for the Subsidiary as of October 31, 2024 were as follows:

Ionic CFC:	Net Assets	% of Fund
	$1,486,874	12.1%

D.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

As of October 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as tax expense in the Consolidated Statement of Operations, if applicable. The Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Distributions to Shareholders. Distributions to shareholders from dividends, interest income and other investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. For the six-months ended October 31, 2024, the Fund’s average notional value is described below:

Average Notional Amount
Swaps	$13,642,857

L.	Offsetting Agreements. The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of October 31, 2024:

Description	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets

Interest Rate Contracts - Swaps	$99,033	—	$99,033	—	$2,542	$101,575

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Swap Risk. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. The Fund’s interest rate swaps are subject to mandatory clearing, which means they must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Because interest rate movements do not always align with projections of a swap counterparty, interest rate swaps are subject to interest rate risk. Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a swap due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the swap in a bankruptcy or other reorganization proceeding. This risk is heightened with respect to OTC instruments, such as the swaps in which the Fund will invest, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. Certain of the Fund’s transactions in swaps could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

●	Interest Rate Swaps Risk. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk. An interest rate swap could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money. An interest rate swap may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. An interest rate swap may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

●	Inflation Swaps Risk. There can be no assurance that the CPI will accurately measure the rate of inflation experienced in the U.S. or the rate of expected future inflation. Inflation swaps are subject to interest rate risk. The value of an inflation swap is expected to change in response to changes in real interest rates. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap. Additionally, payments received by the Fund from swaps, such as inflation swaps and other types of swaps, discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

●	Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

B.	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

C.	TIPS Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amounts of TIPS will be considered taxable ordinary income, even though the Fund or underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to the general risks of investing in U.S. Treasury securities. In addition, TIPS are subject to counterparty risk, interest rate risk and maturity risk.

The value of the Fund’s TIPS will change in response to changes in “real interest rates” (i.e., nominal interest rates minus the inflation rate). The value of the TIPS will normally decline when real interest rates rise and conversely will normally increase when real interest rates decline.

D.	Counterparty Risk. The risk of loss to the Fund for swaps that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

E.	Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The inflation swaps and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

F.	U.S. Treasury Securities Risk. The Fund will invest in U.S. Treasury securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and counterparty risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

G.	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

H.	High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

I.	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

J.	Exchange Traded Fund Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements or certain fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

K.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

L.	Interest Rate Risk. Generally, the value of fixed income securities (not including TIPS) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The Fund’s investments in interest rate-linked derivatives may lose money if short-term or long-term interest rates fall sharply or otherwise change in a manner not anticipated by the Sub-Adviser. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation.

M.	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies, including money market funds. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

N.	Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did not cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.70%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended October 31, 2024 are disclosed in the Consolidated Statement of Operations. The Adviser also serves as adviser to the Subsidiary, pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”) . The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to -day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is also responsible for trading a portion of the Fund’s portfolio securities and financial instruments (as delegated by the Adviser), including selecting broker-dealers to execute purchase and sale transactions. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub -Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s unitary fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC (defined below), which is an affiliate of the Adviser. The Sub-Adviser also serves as sub-adviser to the Subsidiary, pursuant to a sub-advisory agreement between the Sub-Adviser and the Subsidiary (The “Subsidiary Sub-Advisory Agreement”). The Adviser does not pay to the Sub -Adviser an investment advisory or sub-advisory fee, and the Sub-Adviser and is not entitled to any compensation under the Subsidiary Sub-Advisory Agreement.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $563,988 and $489,900, respectively.

For the six-months ended October 31, 2024, the purchases or sales of long-term U.S. government securities were 3,120,402 and $2,707,505, respectively.

For the six- months ended October 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $0 and $1,379,659, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended October 31, 2024 (estimated) and the prior year ended April 30, 2024 were as follows:

Distributions Paid from:	October 31, 2024	April 30, 2024
Ordinary Income	$247,500	$671,973

As of the prior fiscal year ended April 30, 2024, components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

Investments, at cost(a)	$14,151,196
Gross tax unrealized appreciation	266,041
Gross tax unrealized depreciation	(162,760)
Net tax unrealized appreciation (depreciation)	103,281
Undistributed ordinary income (loss)	36,401
Undistributed long-term capital gain (loss)	—
Total distributable earnings	36,401
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$139,682

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of April 30, 2024, the Fund had not elected to defer any post-October losses or late year losses. As of April 30, 2024, the Fund had no long-term or short-term capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. On November 21, 2024, the Board of the Fund approved an Agreement and Plan of Reorganization and Termination between the Trust, (the “Plan of Reorganization”) providing for the reorganization of the Fund, a series of the Trust, into the American Beacon Ionic Inflation Protection ETF (the “Acquiring Fund”), a series of American Beacon Select Funds. The Plan of Reorganization provides for: (a) the transfer of all of the Fund’s assets and liabilities in exchange for shares of the Acquiring Fund, and (b) the distribution of the Acquiring Fund shares to shareholders of the Fund in connection with the liquidation and termination of the Fund (the “Reorganization”). The Plan of Reorganization was subsequently approved by the written consent of shareholders owning a majority of the Fund’s outstanding shares.

Following the Reorganization, Ionic will continue serving as the investment sub-adviser to the Acquiring Fund, with responsibility for determining the securities purchased and sold by the Acquiring Fund. American Beacon Advisors, Inc. will serve as investment adviser to the Acquiring Fund. Following the Reorganization, the Acquiring Fund will be managed in accordance with the same investment objectives and substantially similar principal investment strategies as the Fund.

Consolidated Notes to the Financial Statements	Ionic Inflation Protection ETF

October 31, 2024 (Unaudited)

In late January or early February of 2025, a Combined Information Statement and Prospectus that contains more information about the Reorganization and the Acquiring Fund will be mailed to Fund shareholders of record as of a to be determined record date. In connection with the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund having the same aggregate net asset value as the shares of the Fund they held on the date of the Reorganization. The Reorganization is expected to be treated as a tax-free reorganization for federal tax purposes. The Reorganization is expected to occur on or after March 7, 2025.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	1/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	1/6/2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	1/6/2025

* Print the name and title of each signing officer under his or her signature.